SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Short-term bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 USD ($)
Borrowings and other credit facilities
Short-term bank loans - Related parties	Rp 1,578	Rp 3,797
Short-term bank loans - Third parties	5,104	6,137
Short-term bank loans	6,682	9,934
Bank Mandiri | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties	550	2,900
BNI. | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties	1,028	897
HSBC Hongkong and Shanghai | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,937	2,304
HSBC Hongkong and Shanghai | United States Dollar
Borrowings and other credit facilities
Short-term bank loans - Third parties		4	$ 0
MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,853	2,611
Bank DBS | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties	545	573
Bank DBS | United States Dollar
Borrowings and other credit facilities
Short-term bank loans - Third parties		13	1
PT Bank UOB Indonesia ("UOB") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties	400	200
SCB. | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		100
Bank CIMB Niaga. | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		78
Others (each below Rp75 billion) | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties	19	73
Others (each below Rp75 billion) | United States Dollar
Borrowings and other credit facilities
Short-term bank loans - Third parties		71	$ 5
PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties	Rp 350
BTPN | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		Rp 110